Income Taxes - Disclosure of Income Tax Expense (Recovery) Differences (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
(Loss) earnings before taxes	$ (4,761)	$ 193
Canadian federal and provincial income tax rates	25.00%	25.00%
Income tax (recovery) expense based on Canadian federal and provincial income tax rates	$ (1,190)	$ 48
Impairment of mining interests - changes in recognition of deferred tax assets	499
Impairment of mining interests - statutory tax rate differences	(214)	(206)
Foreign exchange impact on tax bases of assets, liabilities, and losses	264	(8)
Changes in recognition of deferred tax assets	149	38
Changes in tax estimates with respect to prior years	79	5
Non-deductible expenditures	21	16
Mining taxes	7	10
Assets sold and assets held for sale		(36)
Mexican inflation on tax values	(8)	(30)
Argentinian tax reform	(13)	(156)
Non-taxable portion of net earnings from associates	(21)	(47)
Effects of different foreign statutory tax rates on earnings of subsidiaries	(25)	25
Other impact of foreign exchange	(170)	(116)
Other	10	(8)
Income tax (expense) recovery	$ (612)	$ (465)